Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000256040 [Member]
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Value ETF
Class Name	Matrix Advisors Value ETF
Trading Symbol	MAVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matrix Advisors Value ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://matrixadvisorsvalueetf.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://matrixadvisorsvalueetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the fiscal year (7/1/24-6/30/25), MAVF was up +17.94% versus the S&P 500® Index gain of +15.16% and the Russell 1000® Value gain of +13.70%. For the year, all sectors contributed to MAVF performance except for Consumer Staples. The portfolio’s strongest performing sectors were Financials, Technology, and Communications Services. The MAVF portfolio is built one stock at a time. Sector weightings reflect where the Fund is finding its best ideas. The Financial, Technology and Communications Services sectors within the Fund performed well because they delivered good earnings and positive outlooks for their businesses going forward.
MAVF’s outperformance compared to its benchmarks was primarily driven by sector allocation and stock selection. The Fund’s overweight allocation to Financial holdings and stock selection in that sector were the key factors to its outperformance of the S&P 500®. The Fund’s allocation to Technology holdings was a significant factor in absolute returns, though stock selection in that sector underperformed the S&P 500®. The primary reason MAVF outperformed the Russell 1000® Value Index was also because of the relative outperformance of its Financial and Technology holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Matrix Advisors Value ETF - NAV	17.94%	16.38%	10.26%
Russell 1000 Value Benchmark Index	13.70%	13.93%	9.19%
S&P 500 Index	15.16%	16.64%	13.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

On February 21, 2025, the Fund acquired all of the assets and liabilities of the Matrix Advisors Value Fund, Inc. (the “Predecessor Mutual Fund”) in a tax-free reorganization (the “Reorganization”). The Predecessor Mutual Fund had an investment objective and investment strategies that were substantially similar as those of the Fund. The Fund’s performance for periods prior to February 21, 2025 is that of the Predecessor Mutual Fund.

Visit https://matrixadvisorsvalueetf.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 74,097,679
Holdings Count | holding	30
Advisory Fees Paid, Amount	$ 519,568
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$74,097,679	Advisory Fees	$519,568
# of Portfolio Holdings	30	Fees Waived and/or Expenses Reimbursed	$(59,282)
Portfolio Turnover Rate*	26%	Net Advisory Fees Paid	$460,286
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.4%
Information Technology	22.4%
Communication Services	14.6%
Health Care	8.8%
Consumer Discretionary	8.6%
Industrials	8.4%
Consumer Staples	4.0%
Cash and Cash Equivalents	2.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	8.2%
Alphabet, Inc. - Class C	6.9%
Amazon.com, Inc.	5.5%
Apple, Inc.	5.2%
Meta Platforms, Inc. - Class A	4.8%
Morgan Stanley	4.7%
Goldman Sachs Group, Inc.	4.6%
JPMorgan Chase & Co.	4.2%
PayPal Holdings, Inc.	3.9%
Wells Fargo & Co.	3.8%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. On February 21, 2025, the Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a tax-free reorganization. The reporting period covered by this report is July 1, 2024 through June 30, 2025. Operations prior to February 21, 2025 were for the Predecessor Mutual Fund.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025, at https://matrixadvisorsvalueetf.com or by calling (215) 330-4476.